UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08627

                               OPTIQUE FUNDS, INC.
               (Exact name of registrant as specified in charter)

                                   ----------

                            222 East Erie, Suite 500
                               Milwaukee, WI 53202
               (Address of principal executive offices) (Zip code)

                                 Wendell Perkins
                           Optique Capital Management
                            222 East Erie, Suite 500
                               Milwaukee, WI 53202
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-276-8272

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                   DATE OF REPORTING PERIOD: JANUARY 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS   JANUARY 31, 2010 (UNAUDITED)

INTERNATIONAL VALUE FUND

  NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
           FOREIGN STOCK - 46.51%
           AUSTRALIA - 4.10%
    1,850  AGL Energy Ltd.                                          $    22,775
    2,700  Amcor Ltd.                                                    14,135
    2,500  Australia & New Zealand Banking Group Ltd.                    48,287
      810  BHP Billiton Ltd. ADR                                         56,190
    5,400  Foster's Group Ltd.                                           25,631
    2,340  Macquarie Atlas Roads Group *                                  1,913
   11,700  Macquarie Infrastructure Group                                12,635
    1,100  National Australia Bank Ltd.                                  25,783
    3,850  Santos Ltd.                                                   45,103
                                                                    -----------
                                                                        252,452
                                                                    -----------
           AUSTRIA - 1.55%
      240  Mayr-Melnhof Karton AG                                        22,741
    1,130  OMV AG                                                        44,921
    2,000  Telekom Austria                                               27,743
                                                                    -----------
                                                                         95,405
                                                                    -----------
           BERMUDA - 0.49%
    5,500  Hiscox Ltd.                                                   30,212
                                                                    -----------
           CANADA - 3.32%
    1,050  Biovail Corp.                                                 15,373
      870  EnCana Corp.                                                  26,700
    1,750  Husky Energy, Inc.                                            43,688
      350  Magna International, Inc., Class A                            19,322
    1,000  Royal Bank of Canada                                          49,066
      850  Toronto-Dominion Bank                                         50,258
                                                                    -----------
                                                                        204,407
                                                                    -----------
           CHINA - 0.45%
  104,000  Sinotrans Ltd., Class H                                       27,721
                                                                    -----------
           FINLAND - 1.45%
    2,100  Ahlstrom Oyj                                                  28,167
      760  Cargotec Corp., B Shares                                      21,782
    1,250  Nokia                                                         17,618
    3,500  Stora Enso, Class R                                           21,736
                                                                    -----------
                                                                         89,303
                                                                    -----------
           FRANCE - 4.77%
      690  BNP Paribas                                                   50,015
      320  Carrefour SA                                                  15,719
      350  Compagnie de St.-Gobain                                       16,954
      740  GDF Suez                                                      28,203
      190  Nexans                                                        15,341
      200  Sanofi-Aventis                                                14,900
      240  Schneider Electric                                            25,029
      400  Societe BIC SA                                                28,588
      840  Societe Generale                                              49,277
      480  Total SA                                                      28,055
   10,800  Total SA STRIPS *                                                 15
      400  Vinci                                                         21,578
                                                                    -----------
                                                                        293,674
                                                                    -----------
           GERMANY - 3.97%
      190  Allianz SE                                                    21,238
      300  BASF AG                                                       17,190
    1,040  Celesio AG                                                    30,487
      400  Deutsche Bank AG                                              24,672

  NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
           GERMANY (CONTINUED)
      270  Deutsche Boerse                                          $    17,845
    1,100  Deutsche Telekom AG                                           14,306
      400  E.ON                                                          14,822
      330  Fresenius Medical Care AG                                     16,804
      700  Lanxess AG                                                    26,737
      505  Salzgitter                                                    45,071
      170  Siemens AG                                                    15,366
                                                                    -----------
                                                                        244,538
                                                                    -----------
           HONG KONG - 2.78%
    6,300  Cheung Kong Infrastructure Holdings Ltd.                      23,485
    1,600  China Mobile Hong Kong Ltd.                                   15,195
   36,000  China Petroleum & Chemical Corp., Class H                     28,324
    3,200  CLP Holdings Ltd.                                             21,633
    4,000  Hang Lung Group Ltd.                                          18,027
    1,750  Swire Pacific Ltd., Class A                                   19,120
   21,000  Techtronic Industries Co.                                     17,415
    9,000  Yue Yuen Industrial Holdings                                  28,046
                                                                    -----------
                                                                        171,245
                                                                    -----------
           JAPAN - 8.14%
    1,800  Aderans Co. Ltd.                                              19,319
    2,400  Asahi Glass Co. Ltd.                                          23,986
      700  Canon, Inc.                                                   27,296
      250  East Japan Railway Co.                                        16,739
    3,250  Fujitsu Ltd.                                                  19,933
      450  Honda Motor Co. Ltd.                                          15,264
        5  Japan Tobacco, Inc                                            18,036
    1,600  Kubota Corp.                                                  14,349
      170  Kyocera Corp.                                                 15,377
    1,100  Kyushu Electric Power Co., Inc.                               23,770
      750  Mitsubishi Corp.                                              18,093
    9,500  Mitsubishi UFJ Financial Group, Inc.                          49,043
    2,900  Namco Bandai Holdings, Inc.                                   28,887
      400  Nippon Telegraph & Telephone Corp.                            16,811
    2,800  Nomura Holdings, Inc.                                         21,126
    2,250  Sompo Japan Insurance, Inc.                                   14,668
      900  Sony Corp.                                                    29,883
    4,500  Sumitomo Chemical Co. Ltd.                                    20,203
      500  Takeda Pharmaceutical Co. Ltd.                                21,896
    1,250  Tanabe Seiyaku Co. Ltd.                                       17,677
      600  Tokyo Electric Power Co., Inc.                                16,116
      700  Toyo Suisan Kaisha Ltd.                                       18,408
      400  Toyota Motor Corp.                                            15,399
      500  Tsuruha Holdings, Inc                                         18,642
                                                                    -----------
                                                                        500,921
                                                                    -----------
           LUXEMBOURG - 0.25%
      700  SES                                                           15,460
                                                                    -----------
           MEXICO - 0.38%
   24,999  Cemex SAB de CV, Class Preference *                           23,562
                                                                    -----------
           NETHERLANDS - 2.19%
    4,400  Aegon NV                                                      26,824
      400  Heineken Holding NV                                           16,929

SCHEDULE OF INVESTMENTS   JANUARY 31, 2010 (UNAUDITED)

INTERNATIONAL VALUE FUND

  NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
           NETHERLANDS (CONTINUED)
      600  Koninklijke Philips Electronics NV, NY Shares            $    18,144
    1,570  Royal Dutch Shell PLC, A Shares                               44,070
    1,000  TNT                                                           28,932
                                                                    -----------
                                                                        134,899
                                                                    -----------
           NORWAY - 0.86%
    4,600  DnB NOR                                                       52,802
                                                                    -----------
           PAPUA NEW GUINEA - 0.76%
   19,150  Lihir Gold Ltd.                                               47,150
                                                                    -----------
           SINGAPORE - 1.06%
    5,000  DBS Group Holdings Ltd.                                       50,864
    4,950  Fraser and Neave Ltd.                                         14,669
                                                                    -----------
                                                                         65,533
                                                                    -----------
           SPAIN - 1.65%
    3,450  Banco Santander Central Hispano SA                            49,392
      380  Fomento de Construcciones y Contratas                         14,749
    1,100  Gestevision Telecinco SA                                      15,809
      900  Repsol YPF SA                                                 21,448
                                                                    -----------
                                                                        101,398
                                                                    -----------
           SWEDEN - 0.69%
    4,600  Skandinaviska Enskilda Banken AB, Class A                     27,808
    1,700  Volvo, Class B                                                14,577
                                                                    -----------
                                                                         42,385
                                                                    -----------
           SWITZERLAND - 1.51%
      590  Nestle SA                                                     28,266
      300  Novartis AG                                                   16,059
    3,400  STMicroelectronics                                            28,123
      460  Swiss Reinsurance Co. Ltd.                                    20,297
                                                                    -----------
                                                                         92,745
                                                                    -----------
           TAIWAN - 0.48%
    1,545  Chunghwa Telecom Co Ltd.                                      29,333
                                                                    -----------
           UNITED KINGDOM - 5.66%
      600  AstraZeneca PLC                                               27,997
    4,500  Aviva PLC                                                     28,014
   11,650  Barclays PLC                                                  50,507
    4,600  BP PLC                                                        43,261
      900  Diageo PLC                                                    15,215
    1,150  GlaxoSmithKline PLC                                           22,417
    2,500  Hikma Pharmaceuticals PLC                                     21,933
    2,600  HSBC Holdings PLC                                             28,218
    1,550  National Grid PLC                                             15,672
    1,050  Provident Financial PLC                                       15,765
      750  Unilever PLC                                                  22,955
    3,800  United Utilities Group PLC                                    32,668
   11,000  Vodafone Group PLC                                            23,717
                                                                    -----------
                                                                        348,339
                                                                    -----------
           TOTAL FOREIGN STOCK
           (Cost $2,627,446)                                          2,863,484
                                                                    -----------

  NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
           EXCHANGE TRADED FUND - 43.48%
           UNITED STATES - 43.48%
   51,000  iShares MSCI EAFE Index Fund                             $ 2,676,480
                                                                    -----------
           TOTAL EXCHANGE TRADED FUND
           (Cost $2,805,438)                                          2,676,480
                                                                    -----------
           FOREIGN PREFERRED STOCK - 1.31%
           BRAZIL - 1.31%
    2,600  Cia Vale do Rio Doce, Class A                                 58,546
    1,200  Petroleo Brasileiro SA                                        21,911
                                                                    -----------
                                                                         80,457
                                                                    -----------
           TOTAL FOREIGN PREFERRED STOCK
           (Cost $75,560)                                                80,457
                                                                    -----------
           RIGHTS - 0.00%
           BELGIUM - 0.00%
   18,500  Fortis, Expires 07/01/14*                                         --
                                                                    -----------
           TOTAL RIGHTS
           (Cost $0)                                                         --
                                                                    -----------
           SHORT-TERM INVESTMENTS - 19.92%
1,226,271  SSGA Money Market Fund, 0.010% **                          1,226,271
                                                                    -----------
           TOTAL SHORT-TERM INVESTMENTS
           (Cost $1,226,271)                                          1,226,271
                                                                    -----------
           TOTAL INVESTMENTS - 111.22%
           (Cost $6,734,715)+                                       $ 6,846,692
                                                                    ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $6,156,053.

*  - NON-INCOME PRODUCING SECURITY.

** - THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2010.

ADR       - AMERICAN DEPOSITARY RECEIPT

LTD.      - LIMITED

MSCI EAFE - MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND THE FAR
            EAST

NY        - NEW YORK

PLC       - PUBLIC LIMITED COMPANY

SSGA      - STATE STREET GLOBAL ADVISORS

STRIPS    - SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITY

+ AT JANUARY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $6,734,715, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $277,058 AND $(165,081), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS   JANUARY 31, 2010 (UNAUDITED)

INTERNATIONAL VALUE FUND

AS OF JANUARY 31, 2010, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1, WITH THE EXCEPTION OF FORTIS RIGHTS, WHICH ARE LEVEL 3. THE VALUE OF FORTIS RIGHTS AT NOVEMBER 1, 2009 WAS ZERO AND THE VALUE HAS REMAINED ZERO THROUGHOUT THE PERIOD ENDED JANUARY 31, 2010.

OPT-QH-001-0600

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Optique Funds, Inc.


By (Signature and Title)*               /s/ Wendell Perkins
                                        ----------------------------------------
                                        Wendell Perkins, President

Date: March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Wendell Perkins
                                        ----------------------------------------
                                        Wendell Perkins, President

Date: March 29, 2010


By (Signature and Title)*               /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson, Chief Financial Officer

Date: March 29, 2010

* Print the name and title of each signing officer under his or her signature.